Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of subsidiaries [line items]
Percentage of shares held	100.00%
Dividends payable recognized as Financial liabilities	₩ 18,805
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares owned	1.50%
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of shares held	80.30%
Percentage of shares owned	18.20%
Bottom of range [member]
Disclosure of subsidiaries [line items]
Annual dividend rate	1.00%